American Century Variable Portfolios, Inc.

PROSPECTUS SUPPLEMENT

[american century investments logo and text logo ®]

VP INTERNATIONAL FUND

Supplement dated February 29, 2008 * Prospectus dated May 1, 2007

THE FOLLOWING REPLACES THE FUND MANAGEMENT TEAM SECTION ON PAGE 10 OF THE
PROSPECTUS.

THE FUND MANAGEMENT TEAM

The advisor uses teams of portfolio managers and analysts to manage funds. The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio managers on the investment team who are jointly and primarily responsible for the day-to-day management of the fund are identified below.

ALEXANDER TEDDER

Mr. Tedder, Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since joining American Century in July 2006.
Prior to joining American Century, he was a managing director, head of international equities and portfolio manager for DWS/Deutsche Asset Management
Ltd. from 1994 to 2005. He has an A/S from Winchester College in Winchester,
United Kingdom and an MA in economics and business administration from the
University of Freiburg in Freiburg, Switzerland.

RAJESH GANDHI

Mr. Gandhi, Vice President and Portfolio Manager, has been a member of the team that manages the fund since he joined American Century in June 2002 as an investment analyst. He became a portfolio manager in February 2008. He has a bachelor's degree in finance and real estate from the University of Wisconsin.
He is a CFA charterholder.

The statement of additional information provides additional information about the accounts managed by the portfolio managers, the structure of their compensation, and their ownership of fund securities.

American Century Investment Services, Inc., Distributor

©2008 American Century Proprietary Holdings, Inc. All rights reserved.

SH-SPL-59388 0802

American Century Variable Portfolios, Inc.

PROSPECTUS SUPPLEMENT

[american century investments logo and text logo ®]

VP GLOBAL GROWTH FUND

Supplement dated February 29, 2008 * Prospectus dated May 1, 2007

THE FOLLOWING REPLACES THE FUND MANAGEMENT TEAM SECTION ON PAGE 9 OF THE
PROSPECTUS.

THE FUND MANAGEMENT TEAM

The advisor uses teams of portfolio managers and analysts to manage funds. The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio managers on the investment team who are jointly and primarily responsible for the day-to-day management of the fund are identified below.

KEITH CREVELING

Mr. Creveling, Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since November 2005. He joined American Century in October 1999 and became a portfolio manager in April 2002. He has a bachelor's degree in accounting from Drexel University and an MBA from the Stern
School of Business, New York University. He is a CFA charterholder.

HELEN O'DONNELL

Ms. O'Donnell, Portfolio Manager, has been a member of the team that manages the fund since joining American Century in November 2000 as a senior investment analyst. She became a portfolio manager in November 2005. She has a bachelor's degree in communications from Fordham University.

BRENT PUFF

Mr. Puff, Portfolio Manager, has been a member of the team that manages the fund since joining American Century in September 2001 as an investment analyst. He became a portfolio manager in February 2008. He has a bachelor's degree in economics from Denison University and an MBA from the Kellogg School of
Management at Northwestern University.

The statement of additional information provides additional information about the accounts managed by the portfolio managers, the structure of their compensation, and their ownership of fund securities.

American Century Investment Services, Inc., Distributor

©2008 American Century Proprietary Holdings, Inc. All rights reserved.

SH-SPL-59389 0802

American Century Variable Portfolios, Inc.

PROSPECTUS SUPPLEMENT

[american century investments logo and text logo ®]

VP CAPITAL APPRECIATION FUND

Supplement dated February 29, 2008 * Prospectus dated May 1, 2007

THE FOLLOWING REPLACES THE FUND MANAGEMENT TEAM SECTION ON PAGE 9 OF THE
PROSPECTUS.

THE FUND MANAGEMENT TEAM

The advisor uses teams of portfolio managers and analysts to manage funds. The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio managers on the investment team who are jointly and primarily responsible for the day-to-day management of the fund are identified below.

DAVID M. HOLLOND

Mr. Hollond, Vice President and Portfolio Manager, has been a member of the team that manages the fund since February 2007. He joined American Century in 1998 and became a portfolio manager in March 2004. He has a bachelor's degree in
Russian and economics from Grinnell College, a master's degree in economics from the University of Wisconsin, a master's degree in international studies from the
University of Pennsylvania and an MBA in finance from The Wharton School at the
University of Pennsylvania.

GREG WALSH

Mr. Walsh, Portfolio Manager, has been a member of the team that manages the fund since joining American Century in July 2003 as an investment analyst. He became a portfolio manager in February 2008. He has a bachelor of art degree in economics and accounting from Claremont McKenna College and an MBA from The
Wharton School, University of Pennsylvania.

The statement of additional information provides additional information about the accounts managed by the portfolio managers, the structure of their compensation and their ownership of fund securities.

American Century Investment Services, Inc., Distributor

©2008 American Century Proprietary Holdings, Inc. All rights reserved.

SH-SPL-59390 0802

American Century Variable Portfolios, Inc.

PROSPECTUS SUPPLEMENT

[american century investments logo and text logo ®]

VP VISTA FUND

Supplement dated February 29, 2008 * Prospectus dated May 1, 2007

THE FOLLOWING REPLACES THE FUND MANAGEMENT TEAM SECTION ON PAGE 9 OF THE
PROSPECTUS.

THE FUND MANAGEMENT TEAM

The advisor uses teams of portfolio managers and analysts to manage funds. The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio managers on the investment team who are jointly and primarily responsible for the day-to-day management of the fund are identified below.

GLENN A. FOGLE

Mr. Fogle, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since its inception. He joined American
Century in September 1990 and became a portfolio manager in June 1993. He has a bachelor's degree in business administration (management) and an MBA in finance from Texas Christian University. He is a CFA charterholder.

BRADLEY J. EIXMANN

Mr. Eixmann, Portfolio Manager, has been a member of the team that manages the fund since joining American Century in July 2002 as an investment analyst. He became a Portfolio Manager in February 2007. He has a bachelor's degree in managerial studies and economics from Rice University and an MBA in finance from the University of Texas. He is a CFA charterholder.

The statement of additional information provides additional information about the accounts managed by the portfolio managers, the structure of their compensation and their ownership of fund securities.

American Century Investment Services, Inc., Distributor

©2008 American Century Proprietary Holdings, Inc. All rights reserved.

SH-SPL-59391 0802